PROPERTY AND EQUIPMENT (Tables)	11 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT	Property and equipment consist of the following:
As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595